Janus Henderson Balanced Portfolio Annual Fund Operating Expenses - Institutional Shares [Member] - Janus Henderson Balanced Portfolio - Institutional Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.62%